Income Taxes (Components of Deferred Income Tax) (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Deferred income tax assets (liabilities):
Net operating loss carry forwards	$ 123	$ 116
Provision of employee benefits	337	347
Depreciation and amortization	834	888
Revenue and cost of sales recognized for financial reporting purpose before being recognized for tax purpose	(1,184)	(1,189)
Others	(41)	(20)
Less: Valuation allowances	(760)	(556)
Net deferred income tax liabilities	$ (691)	$ (414)